BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
On October 1, 2014 the Company acquired the entire share interests in Formula Telecom Solutions Ltd. (FTS), an Israel-based software vendor, for a total consideration of $5,800. FTS specializes in the development, sale, service and support of Business Support Systems (BSS), including convergent charging, billing, customer management, policy control and payment software solutions for the telecommunications industry. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing October 1, 2014.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$(57)
Intangible assets	2,951
Goodwill	2,906

Total assets acquired	$5,800

b.
On April 14, 2015 the Company acquired a 70% interest in Comblack IT Ltd. (“Comblack”), an Israeli-based company that specializes in software professional and outsourced management services mainly for mainframes and complex large-scale environments, for a total consideration of $1,821, of which $ 1,523 was paid upon closing and $ 298 which was payable contingent upon the acquired business meeting certain operational targets in 2015. The Company and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Comblack. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 989. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$(405)
Non-controlling interest	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

In March 2016, the Company paid the seller the remaining contingent payments for meeting 2015 operational targets. As of December 31, 2016, Comblack redeemable non-controlling interest amount to $ 3,875.

c.
On June 30, 2015 the Company acquired a 70% interest in Infinigy Solutions LLC (“Infinigy”), a US-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices across the US, providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, for a total consideration of $6,527, of which $ 5,600 was paid upon closing and $ 927 is payable contingent upon the acquired business meeting certain operational targets in 2016 and 2017. The Company and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Infinigy. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 3,590. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

In July 2016, the Company paid the seller $ 534 with respect to the acquired business meeting certain of its 2016 operational targets. As of December 31, 2016 the contingent payment with respect to the acquired business meeting its 2017 operational target amounted to $ 685.

As of December 31, 2016, Infinigy redeemable non-controlling interest amount to $ 3,971

d.
On July 11, 2016 the Company acquired a 60% interest in Roshtov Software Industries Ltd (“Roshtov”), an Israeli-based software company that is a market leader in Israel in patient record information systems, for a total cash consideration of $ 20,550, which was paid upon closing. The purchaser and the seller hold mutual Call and Put options respectively for the remaining 40% interest in Roshtov. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 14,012. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 2016.

The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$15
Non-controlling interest	(14,012)
Intangible assets	22,439
Deferred tax liability	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

As of December 31, 2016, Roshtov redeemable non-controlling interest amount to $ 14,703.

e.
On October 31, 2016 the Company acquired a 100% interest in Shavit Software (2009) Ltd., an Israeli-based company that specializes in software professional and outsourced management services, for a total consideration of $ 6,836, of which $ 4,699 was paid upon closing, $ 1,633 (measured based on present value) was allocated to a deferred payment which is due in 2018 and $ 504 is contingent upon the acquired business meeting certain operational targets in 2017, 2018 and 2019. The Company’s management believes the acquisition will broaden its professional service offering to its existing and new customers in Israeli. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing November 1, 2016.

The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$801
Intangible assets	4,215
Deferred tax liability	(1,053)
Goodwill	2,873

Total assets acquired net of acquired cash	$6,836

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

f.
During the years ended December 31, 2015 and 2016, the Company acquired additional activities whose influence on the financial statements of the Company was immaterial, for a total consideration of $ 1,892 and $ 8,884, respectively. In addition, during 2015, the Company increased its ownership interest in Complete Business Solutions from 96.3% to 100% and in CommIT Embedded Ltd. from 50.1% to 75%, for a total consideration of $ 244 and $ 1,412 (of which $ 356 were paid in January 2016), respectively.

The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$2,174
Non-controlling interest	(1,209)
Intangible assets	2,106
Deferred tax liability	(427)
Goodwill	6,240

Total assets acquired net of acquired cash	$8,884

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.